Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill
Schedule of movement in carrying amount of goodwill

RMB
Balance as of January 1, 2016	259,714,506
Addition for acquisitions	288,890
Foreign currency translation adjustments	17,749,369

Balance as of January 1, 2017	277,752,765
Addition for acquisitions	—
Foreign currency translation adjustments	(16,131,074)

Balance as of December 31, 2017	261,621,691